Customer Trust Fund - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment income from invested customer trust fund included in revenue	$ 49.6	$ 34.2	$ 46.5	$ 39.1	$ 36.9
Maturities ranging from one to 120 days [Member]
Average customer trust funds held in liquidity portfolios, Percentage	46.00%		46.00%
Maturities ranging from 120 days to 10 years [Member]
Average customer trust funds held in fixed income portfolios, Percentage	54.00%		54.00%